Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net income (loss)	$ 11,991	$ 6,968	$ 3,713
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	(13)	120	(122)
Total other comprehensive income (loss)	(13)	120	(122)
Comprehensive income (loss)	$ 11,978	$ 7,088	$ 3,591